Shareholders' Equity - Summary Of Accumulated Other Comprehensive Income Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Class of Stock [Line Items]
Balance	¥ 124,678		¥ 334,046	¥ 277,700
Other comprehensive (loss) income	69	$ 10	20,896	(7,836)
Balance	214,219	30,172	124,678	334,046
Accumulated Other Comprehensive Income (loss) [Member]
Class of Stock [Line Items]
Balance	15,010		(5,886)	1,950
Other comprehensive (loss) income	69		20,896	(7,836)
Balance	15,079	2,124	15,010	(5,886)
Accumulated Other Comprehensive Income (loss) [Member] | Foreign currency translation adjustment
Class of Stock [Line Items]
Balance	15,010		(5,886)	221
Other comprehensive (loss) income	69		20,896	(6,107)
Balance	15,079	2,124	15,010	(5,886)
Accumulated Other Comprehensive Income (loss) [Member] | Unrealized (realized) gains on available-for-sales investments
Class of Stock [Line Items]
Balance	0		0	1,729
Other comprehensive (loss) income	0		0	(1,729)
Balance	¥ 0	$ 0	¥ 0	¥ 0